FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

        Report for six month period ending:                  /        /      (a)
                      or fiscal year ending:               12/      31/   07 (b)

Is this a transition report? (Y/N)             N

Is this an amendment to a previous filing: (Y/N):                                                       N
                                                                                                       ---
                                                                                                       Y/N
Those items or sub-items with a box "|X|" after the item number should be
completed only if the answer has changed from the previous filing on this form.

1.   A. Registrant Name: Separate Account No. 301 of AXA Equitable Life Insurance Company
     B. File Number: 811-03301
     C. Telephone Number: (212) 314-5651

2.   A. Street: 1290 Avenue of the Americas
     B. City: New York
     C. State: NY
     D. Zip Code: 10104                Zip Ext:
     E. Foreign Country:               Foreign Postal Code:

3.   Is this the first filing on this form by Registrant? (Y/N)                                         N
                                                                                                       ---
                                                                                                       Y/N

4.   Is this the last filing on this form by Registrant? (Y/N)                                          N
                                                                                                       ---
                                                                                                       Y/N


5.   Is Registrant a small business investment company (SBIC)? (Y/N)                                    N
     [If answer is "Y" (Yes), complete only items 89 through 110.]                                     ---
                                                                                                       Y/N


6.   Is Registrant a unit investment trust (UIT)? (Y/N)                                                 Y
     [If answer is "Y" (Yes), complete only items 111 through 132.]                                    ---
                                                                                                       Y/N



7.   A. Is Registrant a series or multiple portfolio company? (Y/N)                                     Y
     [If answer is "N" (No), go to item 8.]                                                            ---
                                                                                                       Y/N


     B.  How many separate series or portfolios did Registrant have at the end of the period?           14
                                                                                                       ---


SCREEN NUMBER: 01                             PAGE NUMBER: 01                                 NEXT SCREEN:

For period ending:         12/31/07                  If filing more than one
File number 811-           03301                     Page 47, "X" box:                                 |_|

       Unit Investment Trusts

111.   A. |X| Depositor Name: AXA Equitable Life Insurance Company
       B. |X| File Number (If any):
       C. |X| City: New York
              State: NY
              Zip Code: 10104              Zip Ext:
              Foreign Country:             Foreign Postal Code:

111.   A. |X| Depositor Name:
       B. |X| File Number (If any):
       C. |X| City:
              State:
              Zip Code:                    Zip Ext:
              Foreign Country:             Foreign Postal Code:

112.   A. |X| Sponsor Name: AXA Equitable Life Insurance Company
       B. |X| File Number (If any):
       C. |X| City: New York
              State: NY
              Zip Code: 10104              Zip Ext:
              Foreign Country:             Foreign Postal Code:

112.   A. |X| Sponsor Name:
       B. |X| File Number (If any):
       C. |X| City:
              State:
              Zip Code:                    Zip Ext:
              Foreign Country:             Foreign Postal Code:


PAGE NUMBER: 47

For period ending:         12/31/07                  If filing more than one
File number 811-           03301                     Page 48, "X" box:                                 |_|


113.   A. |X| Trustee Name:
       B. |X| City:
              State:
              Zip Code:                    Zip Ext:
              Foreign Country:             Foreign Postal Code:

113.   A. |X| Trustee Name:
       B. |X| City:
              State:
              Zip Code:                    Zip Ext:
              Foreign Country:             Foreign Postal Code:

114.   A. |X| Principal Underwriter Name: AXA Advisors, LLC
       B. |X| File Number : 8-17883
       B. |X| City: New York
              State: NY
              Zip Code: 10019              Zip Ext:
              Foreign Country:             Foreign Postal Code:

114.   A. |X| Principal Underwriter Name: AXA Distributors, LLC
       B. |X| File Number : 8-42123
       B. |X| City:
              State:
              Zip Code:                    Zip Ext:
              Foreign Country:             Foreign Postal Code:

115.   A. |X| Independent Public Accountant Name: PricewaterhouseCoopers LLP
       B. |X| City: New York
              State: NY
              Zip Code: 10017              Zip Ext:
              Foreign Country:             Foreign Postal Code:

115.   A. |X| Independent Public Accountant Name:
       B. |X| City:
              State:
              Zip Code:                    Zip Ext:
              Foreign Country:             Foreign Postal Code:


PAGE NUMBER: 48


For period ending:         12/31/07                  If filing more than one
File number 811-           03301                     Page 49, "X" box:                                 |_|


116. Family of investment companies information:

       A. |X| Is Registrant part of a family of investment companies? (Y/N)                             Y
                                                                                                       ---
                                                                                                       Y/N
       B. |X| Identify the family in 10 letters: EQUITABLE1
                                                 ----------

              (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.   A. |X| Is Registrant a separate account of an insurance company? (Y/N)                           Y
                                                                                                       ---
                                                                                                       Y/N
       If answer is "Y" (Yes), are any of the following types of contracts funded by the
       Registrant:

       B. |X| Variable annuity contracts? (Y/N)                                                         Y
                                                                                                       ---
                                                                                                       Y/N

       C. |X| Scheduled premium variable life contracts? (Y/N)                                          N
                                                                                                       ---
                                                                                                       Y/N

       D. |X| Flexible premium variable life contracts? (Y/N)                                           N
                                                                                                       ---
                                                                                                       Y/N

       E. |X| Other types of insurance products registered under
              the Securities Act of 1933? (Y/N)                                                         N
                                                                                                       ---
                                                                                                       Y/N

118.   |X|        State the number of series existing at the end of the period that had securities
                  registered under the Securities Act of 1933                                           14
                                                                                                       ---

119.   | |        State the number of new series for which registration statements under the
                  Securities Act of 1933 became effective during the period                              2
                                                                                                       ---

120.   |X|        State the total value of the portfolio securities on the date of deposit
                  for the new series included in item 119 ($000's omitted)                             $
                                                                                                        --

121.   |X|        State the number of series for which a current prospectus was in existence
                  at the end of the period                                                              14
                                                                                                       ---

122.   |X|        State the number of existing series for which additional units were registered
                  under the Securities Act of 1933 during the current period                           ---



PAGE NUMBER: 49

For period ending:         12/31/07                  If filing more than one
File number 811-           03301                     Page 50, "X" box:                                 |_|


123.   |X|        State the total value of the additional units considered in
                  answering item 122 ($000's omitted)                                                    $
                                                                                                         -

124.   |X|        State the total value of units of prior series that were
                  placed in the portfolios of subsequent series during the
                  current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's
                  omitted)                                                                               $
                                                                                                         -
125.   |X|        State the total dollar amount of sales loads collected
                  (before reallowances to other brokers or dealers) by
                  Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series
                  of Registrant ($000's omitted)                                                         $
                                                                                                         -

126.   |X|        Of the amount shown in item 125, state the total dollar
                  amount of sales loads collected from secondary market
                  operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the
                  portfolio of a subsequent series). ($000's omitted)                                    $
                                                                                                         -

127.   |X|        List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the
                  aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of
                  series during the current period (excluding distributions of realized gains, if any):



                                                                                        TOTAL INCOME
                                                       NUMBER OF                        DISTRIBUTIONS
                                                        SERIES         TOTAL ASSETS        ($000'S
                                                       INVESTING     ($000'S OMITTED)     OMITTED)
  A.    U.S. Treasury direct issue                                   $                 $
  B.    U.S. Government agency                                       $                 $
  C.    State and municipal tax-free                                 $                 $
  D.    Public utility debt                                          $                 $
  E.    Brokers or dealers debt or debt of                           $                 $
        brokers' or dealers' parent
  F.    All other corporate intermed.                                $                 $
        & long-term debt
  G.    All other corporate short-term debt                          $                 $
  H.    Equity securities of brokers or dealers                      $                 $
        or parents of brokers or dealers
  I.    Investment company equity securities                         $                 $
  J.    All other equity securities                 14               $138,949          $
  K.    Other securities                                             $                 $
  L.    Total assets of all series of Registrant    14               $138,949          $


PAGE NUMBER: 50

For period ending:         12/31/07                  If filing more than one
File number 811-           03301                     Page 51, "X" box:                                 |_|



128. |X|  Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the
          issuer? (Y/N)                                                                                ---
                                                                                                       Y/N
          [If answer is "N" (No), go to item 131.]

129. |X|  Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the
          current period? (Y/N)                                                                        ---
                                                                                                       Y/N
          [If answer is "N" (No), go to item 131.]

130. |X|  In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived
          from insurance or guarantees? (Y/N)                                                          ---
                                                                                                       Y/N

131.      Total expenses incurred by all series of Registrant during the current
          reporting period ($000's omitted)                                                              $
                                                                                                         -

132. |X| List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

                  811-03301         811-             811-              811-             811-
                  811-              811-             811-              811-             811-
                  811-              811-             811-              811-             811-
                  811-              811-             811-              811-             811-
                  811-              811-             811-              811-             811-
                  811-              811-             811-              811-             811-
                  811-              811-             811-              811-             811-
                  811-              811-             811-              811-             811-
                  811-              811-             811-              811-             811-


PAGE NUMBER: 51

This report is signed on behalf of the Registrant in the City and State of New York on the 26th day of February 2008.

AXA Equitable Life Insurance Company and its Separate Account 301

Witness:   /s/ Abhay R. Shah                By:  /s/ Rosemarie Albrizio
           -----------------                     ----------------------
           Abhay R. Shah                         Rosemarie Albrizio
           Assistant Vice President              Vice President


PAGE NUMBER: 52